Fair Value Of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Disclosure of hierarchy levels of fair value of financial assets and liabilities measured at fair value on a recurring basis
The following table shows the levels within the hierarchy of financial assets and liabilities measured at fair value on a recurring basis at 30 June 2022 and 31 December 2021

30 June 2022	Level 1	Level 2	Level 3	Total
Financial assets
Current financial assets	—	—	5,000,000	5,000,000

Total financial assets	—	—	5,000,000	5,000,000

Financial liabilities
Contingent consideration	—	—	2,196,000	2,196,000
Earnout liabilities	—	—	37,568,164	37,568,164
Derivative warrant liabilities	—	—	11,145,000	11,145,000

Total financial liabilities	—	—	50,909,164	50,909,164

31 December 2021	Level 1	Level 2	Level 3	Total
Financial assets
Current financial assets	—	—	10,000,880	10,000,880

Total financial assets	—	—	10,000,880	10,000,880

Financial liabilities
Derivatives liability	—	—	44,330,400	44,330,400

Total financial liabilities	—	—	44,330,400	44,330,400

Summary of disclosure of significant unobservable inputs used in the fair value measurements
The significant unobservable inputs used in the fair value measurements, are presented belo
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:

Description	Significant unobservable input	Estimate of the input
Earnout liabilities	Equity Volatility	55%
	Cost of equity	18%
	Probability of vesting	35.7 -52%
	Risk-free rate	3.38%

Derivative warrant liabilities	Volatility	21.6 -37.8%
	Risk-free rate	2.99%

Contingent consideration	Discount rate	9.3%
	Discount for lack of marketability	60 -70%